Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory
Schedule of inventory

	As at December 31
(in EUR 000)	2022	2021
Raw materials	498	—
Work in progress	100	83
Finished goods	284	263
Total Inventory	882	346